Fair Values - Reconciliation of the Level 3 Inputs for Financial Instruments Measured on a Recurring Basis (Details) (Recurring basis, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Obligations of States and Political Subdivisions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 2,598
Total Gains/(Losses)
Included in earnings - realized	0	0
Included in earnings - unrealized	0	(128)
Included in other comprehensive income
Purchases, sales, issuances and settlements, other, net	0	(2,470)
Re-evaluation of fair value swap		0
Ending balance	0
Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	763	745
Total Gains/(Losses)
Included in earnings - realized	(54)	0
Included in earnings - unrealized	0	0
Included in other comprehensive income	71	18
Purchases, sales, issuances and settlements, other, net	0	0
Re-evaluation of fair value swap		0
Ending balance	780	763
Fair Value Swap
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(700)	(60)
Total Gains/(Losses)
Included in earnings - realized	0	0
Included in earnings - unrealized	0	0
Included in other comprehensive income
Purchases, sales, issuances and settlements, other, net	0	0
Re-evaluation of fair value swap	565	(640)
Ending Balance	$ (135)	$ (700)